Subsequent Events - Vodafone New Zealand (Details) - May 13, 2018 € in Billions, $ in Billions	NZD ($)	EUR (€)
Subsequent events | Vodafone New Zealand
Subsequent events
Amount of consideration agreed for the sale	$ 3.4	€ 2.1